N-4	May 10, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	SEPARATE ACCOUNT A OF PACIFIC LIFE & ANNUITY CO
Entity Central Index Key	0001074486
Entity Investment Company Type	N-4
Document Period End Date	May 10, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]

Effective May 1, 2023, the underlying fund information related to Current Expenses in the APPENDIX: FUNDS AVAILABLE UNDER THE CONTRACT section will be deleted and replaced with the following:

Fund; Advisor (Subadvisor)	Current Expenses
PIMCO All Asset Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.64%
PIMCO CommodityRealReturn® Portfolio – Advisor Class; Pacific Investment Management Company, LLC	1.39%
PIMCO Income Portfolio – Advisor Class; Pacific Investment Management Company, LLC	0.92%

PIMCO All Asset Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO All Asset Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.64%
PIMCO CommodityRealReturn® Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO CommodityRealReturn® Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	1.39%
PIMCO Income Portfolio – Advisor Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	PIMCO Income Portfolio – Advisor Class
Portfolio Company Adviser [Text Block]	Pacific Investment Management Company, LLC
Current Expenses [Percent]	0.92%